Summary of Significant Accounting Policies - Schedule of Concentration of Risks (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Mar. 31, 2019
Concentration percentage	10.00%	10.00%	10.00%
Customer Concentration Risk [Member] | Revenues [Member]
Concentration percentage	49.80%	44.80%
Customer Concentration Risk [Member] | Revenues [Member] | Customer A [Member]
Concentration percentage	27.80%	15.60%
Customer Concentration Risk [Member] | Revenues [Member] | Customer B [Member]
Concentration percentage	11.20%	0.00%
Customer Concentration Risk [Member] | Revenues [Member] | Customer C [Member]
Concentration percentage	10.80%	15.90%
Customer Concentration Risk [Member] | Revenues [Member] | Customer D [Member]
Concentration percentage	0.00%	13.30%
Customer Concentration Risk [Member] | Revenues [Member] | Customer E [Member]
Concentration percentage	0.00%	0.00%
Customer Concentration Risk [Member] | Accounts receivable [Member]
Concentration percentage	32.80%	32.80%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer A [Member]
Concentration percentage	0.00%	0.00%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer B [Member]
Concentration percentage	11.90%	11.90%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer C [Member]
Concentration percentage	10.70%	10.70%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer D [Member]
Concentration percentage	10.20%	10.20%
Customer Concentration Risk [Member] | Accounts receivable [Member] | Customer E [Member]
Concentration percentage	16.70%	16.70%